Chartered-in Vessels	6 Months Ended
Jun. 30, 2021
Leases [Abstract]
Lessee, Operating Leases [Text Block]
b) Operating Leases

The Partnership has chartered a vessel from its 52%-owned joint venture with Marubeni Corporation (or the MALT Joint Venture) on a time-charter-in contract, whereby the MALT Joint Venture provides use of the vessel to the Partnership and operates the vessel for the Partnership (see Note 10a).

As at June 30, 2021, minimum commitments to be incurred by the Partnership relating to its time-charter-in contract with the MALT Joint Venture were approximately $12.0 million (remainder of 2021) and $11.1 million (2022). These amounts do not include commitments relating to two vessels owned by Teekay BLT Corporation (or the Tangguh Joint Venture) which are described in Note 12b.

Lessee, Finance Leases [Text Block]	Obligations related to Finance Leases

	June 30, 2021	December 31, 2020
	$	$
Total obligations related to finance leases	1,305,055	1,340,922
Less current portion	(72,925)	(71,932)
Long-term obligations related to finance leases	1,232,130	1,268,990

As at June 30, 2021 and December 31, 2020, the Partnership was a party to finance leases on nine LNG carriers. These nine LNG carriers were sold by the Partnership to third parties (or Lessors) and leased back under 7.5 to 15-year bareboat charter contracts ending in 2026 through 2034. At inception of these leases, the weighted-average interest rate implicit in these leases was 5.1%. The bareboat charter contracts are presented as obligations related to finance leases on the Partnership's consolidated balance sheets and have purchase obligations at the end of the lease terms.

The obligations of the Partnership under the bareboat charter contracts for the nine LNG carriers are guaranteed by the Partnership. The guarantee agreements require the Partnership to maintain minimum levels of tangible net worth and aggregate liquidity, and not to exceed a maximum amount of leverage. As at June 30, 2021, the Partnership was in compliance with all covenants in respect of the obligations related to its finance leases.
As at June 30, 2021, the remaining commitments related to the financial liabilities of these nine LNG carriers, including the amounts to be paid for the related purchase obligations, approximated $1.7 billion, including imputed interest of $366.8 million, repayable for the remainder of 2021 through 2034, as indicated below:

Commitments as at June 30, 2021
Year	$
Remainder of 2021	69,063
2022	136,959
2023	135,459
2024	132,011
2025	129,725
Thereafter	1,068,641